Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 07, 2022
Commitments and contingencies (Note 10)
Stock issued during period shares	200,000		200,000
Exchange rate	$ 2,397		$ 2,399	$ 2,433	$ 137
Other income, net		$ 2	$ 2	$ 12